REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents the disaggregated reported revenue by category:

	Year Ended December 31, 2020				Year Ended December 31, 2019
	New Zealand	Bolivia	Other	Total	New Zealand	Bolivia	Other	Total
Postpaid wireless service revenues	$174,000	$69,835	$—	$243,835	$170,371	$81,383	$—	$251,754
Prepaid wireless service revenues	91,528	66,644	—	158,172	88,771	102,830	—	191,601
Wireline service revenues	83,545	—	—	83,545	69,317	—	—	69,317
Equipment sales	101,860	4,399	—	106,259	149,103	8,403	—	157,506
Other wireless service and other revenues	7,925	10,123	440	18,488	8,818	14,188	743	23,749

Total revenues	$458,858	$151,001	$440	$610,299	$486,380	$206,804	$743	$693,927

Contract With Customer Asset
The following table represents changes in the contract assets balance:

	Contract Assets
	2020	2019
Balance at January 1	$3,044	$5,231
Increase resulting from new contracts	1,790	3,957
Contract assets reclassified to a receivable or collected in cash	(3,397)	(6,145)
Foreign currency translation	57	1

Balance at December 31	$1,494	$3,044

Contract With Customer Liability
The following table represents changes in the contract liabilities deferred revenue balance:

	Deferred Revenue
	2020	2019
Balance at January 1	$20,237	$18,966
Net increase in deferred revenue	24,101	19,489
Revenue recognized related to the balance existing at January 1	(18,554)	(18,100)
Foreign currency translation	1,602	(118)

Balance at December 31	$27,386	$20,237

Capitalized Contract Cost
The following table represents changes in the contract costs balance:

	Contract Costs
	2020	2019
Balance at January 1	$15,798	$3,050
Incremental costs of obtaining and contract fulfilment costs	15,969	19,519
Amortization and impairment included in operating costs	(13,372)	(6,930)
Foreign currency translation	1,191	159

Balance at December 31	$19,586	$15,798